Document And Entity Information	Oct. 28, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Oct. 28, 2024
Entity Registrant Name	GRIID Infrastructure Inc.
Entity Central Index Key	0001830029
Entity Emerging Growth Company	true
Entity File Number	001-39872
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3477678
Entity Address, Address Line One	2577 Duck Creek Road
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45212
City Area Code	513
Local Phone Number	268-6185
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Redeemable Warrants Exercisable For Shares Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	GRDI-W
Security Exchange Name	NASDAQ
Common Stock Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GRDI
Security Exchange Name	NASDAQ